Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Convertible Series A Preferred Stock	Contingent Convertible Series A Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 5	$ 430			$ 21,995	$ (460)	$ 21,970
Balance (in Shares) at Dec. 31, 2020	50	4,300,000
Class A common stock issued for cash	$ 67				384,933		385,000
Class A common stock issued for cash (in Shares)	670,456
Issuance of class A common stock for services	$ 13				54,988		55,000
Issuance of class A common stock for services (in Shares)	125,000
Net loss						(1,331,062)	(1,331,062)
Balance at Dec. 31, 2021	$ 85	$ 430			461,916	(1,331,522)	(869,091)
Balance (in Shares) at Dec. 31, 2021	845,456	4,300,000
Issuance of warrants in conjunction with bridge loan					235,637		235,637
Net loss						(922,746)	(922,746)
Balance at Mar. 31, 2022	$ 85	$ 430			697,553	(2,254,268)	(1,556,200)
Balance (in Shares) at Mar. 31, 2022	845,456	4,300,000
Balance at Dec. 31, 2021	$ 85	$ 430			461,916	(1,331,522)	(869,091)
Balance (in Shares) at Dec. 31, 2021	845,456	4,300,000
Net loss							(2,977,779)
Balance at Sep. 30, 2022	$ 85	$ 430			697,553	(4,309,301)	(3,611,233)
Balance (in Shares) at Sep. 30, 2022	845,456	4,300,000
Balance at Dec. 31, 2021	$ 85	$ 430			461,916	(1,331,522)	(869,091)
Balance (in Shares) at Dec. 31, 2021	845,456	4,300,000
Issuance of warrants as part of bridge loan received					429,284		429,284
Issuance of class A common stock for services	$ 13				216,239		216,252
Issuance of class A common stock for services (in Shares)	125,001
Net loss						(4,911,926)	(4,911,926)
Balance at Dec. 31, 2022	$ 98	$ 430			1,107,439	(6,243,448)	(5,135,481)
Balance (in Shares) at Dec. 31, 2022	970,457	4,300,000
Balance at Mar. 31, 2022	$ 85	$ 430			697,553	(2,254,268)	(1,556,200)
Balance (in Shares) at Mar. 31, 2022	845,456	4,300,000
Net loss						(647,708)	(647,708)
Balance at Jun. 30, 2022	$ 85	$ 430			697,553	(2,901,976)	(2,203,908)
Balance (in Shares) at Jun. 30, 2022	845,456	4,300,000
Net loss						(1,407,325)	(1,407,325)
Balance at Sep. 30, 2022	$ 85	$ 430			697,553	(4,309,301)	(3,611,233)
Balance (in Shares) at Sep. 30, 2022	845,456	4,300,000
Balance at Dec. 31, 2022	$ 98	$ 430			1,107,439	(6,243,448)	(5,135,481)
Balance (in Shares) at Dec. 31, 2022	970,457	4,300,000
Issuance of warrants to CEO					2,701		2,701
Net loss						(1,538,949)	(1,538,949)
Balance at Mar. 31, 2023	$ 98	$ 430			1,110,140	(7,782,397)	(6,671,729)
Balance (in Shares) at Mar. 31, 2023	970,457	4,300,000
Balance at Dec. 31, 2022	$ 98	$ 430			1,107,439	(6,243,448)	(5,135,481)
Balance (in Shares) at Dec. 31, 2022	970,457	4,300,000
Net loss							(10,650,745)
Balance at Sep. 30, 2023	$ 461	$ 389	$ 44		19,605,675	(16,894,193)	2,712,376
Balance (in Shares) at Sep. 30, 2023	4,605,077	3,891,500	442,459
Balance at Mar. 31, 2023	$ 98	$ 430			1,110,140	(7,782,397)	(6,671,729)
Balance (in Shares) at Mar. 31, 2023	970,457	4,300,000
Issuance of convertible series A preferred stock in exchange for bridge note (contingent upon a qualified offering as of or before September 1, 2023 (See note 6))
Issuance of convertible series A preferred stock in exchange for bridge note (contingent upon a qualified offering as of or before September 1, 2023 (See note 6)) (in Shares)			442,459
Net loss						(1,227,794)	(1,227,794)
Balance at Jun. 30, 2023	$ 98	$ 430			1,110,140	(9,010,191)	(7,899,523)
Balance (in Shares) at Jun. 30, 2023	970,457	4,300,000	442,459
Issuance of class A common stock in connection with initial public offering, net of issuance costs	$ 160				5,439,411		5,439,571
Issuance of class A common stock in connection with initial public offering, net of issuance costs (in Shares)	1,600,000
Recognition of convertible series A preferred stock issuance upon initial public offering			$ 44		4,440,644		4,440,688
Conversion of convertible debentures into class A common stock	$ 149				4,414,168		4,414,317
Conversion of convertible debentures into class A common stock (in Shares)	1,495,928
Conversion of class B common stock into class A common stock	$ 41	$ (41)
Conversion of class B common stock into class A common stock (in Shares)	408,500	(408,500)
Convertible series A preferred stock cumulative dividends					(133,828)		(133,828)
Beneficial conversion feature on convertible debentures					1,569,395		1,569,395
Beneficial conversion feature on convertible series A preferred stock					2,567,866		2,567,866
Issuance of class A common stock for services	$ 13				197,879		197,892
Issuance of class A common stock for services (in Shares)	130,192
Net loss						(7,884,002)	(7,884,002)
Balance at Sep. 30, 2023	$ 461	$ 389	$ 44		$ 19,605,675	$ (16,894,193)	$ 2,712,376
Balance (in Shares) at Sep. 30, 2023	4,605,077	3,891,500	442,459